Intangible assets and goodwill - Movements in Identifiable Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	$ 167,303	$ 214,254
Additions	408	1,504
Amortization for the year	(10,601)	(13,845)
Impairment losses recognized in income for the year	(9)	(34,857)
Other increases / decreases for foreign currency exchange rates	3	(159)
Other increases (decreases)	(272)	406
Subtotal	(10,471)	(46,951)
Closing balance	156,832	167,303
Indefinite | Goodwill
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	967	34,596
Additions	0	0
Impairment losses recognized in income for the year	(9)	(33,629)
Other increases / decreases for foreign currency exchange rates	0	0
Other increases (decreases)	0	0
Subtotal	(9)	(33,629)
Closing balance	958	967
Historical cost
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	238,600
Closing balance	238,730	238,600
Historical cost | Indefinite | Goodwill
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	4,501
Closing balance	4,492	4,501
Accumulated amortization
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	(71,297)
Closing balance	(81,898)	(71,297)
Accumulated amortization | Indefinite | Goodwill
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	(3,534)
Closing balance	(3,534)	(3,534)
IT programs | Intangible assets other than goodwill
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	3,249	3,447
Additions	197	349
Amortization for the year	(1,451)	(1,039)
Impairment losses recognized in income for the year	0	0
Other increases / decreases for foreign currency exchange rates	6	(4)
Other increases (decreases)	1,189	496
Subtotal	(59)	(198)
Closing balance	3,190	3,249
IT programs | Historical cost | Intangible assets other than goodwill
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	36,457
Closing balance	37,849	36,457
IT programs | Accumulated amortization | Intangible assets other than goodwill
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	(33,208)
Closing balance	(34,659)	(33,208)
Mining rights | Intangible assets other than goodwill
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	140,873	149,532
Additions	196	1,141
Amortization for the year	(4,684)	(8,482)
Impairment losses recognized in income for the year	0	(1,228)
Other increases / decreases for foreign currency exchange rates	0	0
Other increases (decreases)	(1,461)	(90)
Subtotal	(5,949)	(8,659)
Closing balance	134,924	140,873
Mining rights | Historical cost | Intangible assets other than goodwill
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	162,716
Closing balance	161,451	162,716
Mining rights | Accumulated amortization | Intangible assets other than goodwill
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	(21,843)
Closing balance	(26,527)	(21,843)
Water rights and rights of way | Indefinite
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	4,909	4,909
Additions	0	0
Impairment losses recognized in income for the year	0	0
Other increases / decreases for foreign currency exchange rates	0	0
Other increases (decreases)	0	0
Subtotal	0	0
Closing balance	4,909	4,909
Water rights and rights of way | Historical cost | Indefinite
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	7,420
Closing balance	7,420	7,420
Water rights and rights of way | Accumulated amortization | Indefinite
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	(2,511)
Closing balance	(2,511)	(2,511)
Water rights | Intangible assets other than goodwill
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	11,369	15,158
Additions	0	0
Amortization for the year	(3,789)	(3,789)
Impairment losses recognized in income for the year	0	0
Other increases / decreases for foreign currency exchange rates	0	0
Other increases (decreases)	0	0
Subtotal	(3,789)	(3,789)
Closing balance	7,580	11,369
Water rights | Historical cost | Intangible assets other than goodwill
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	18,000
Closing balance	18,000	18,000
Water rights | Accumulated amortization | Intangible assets other than goodwill
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	(6,631)
Closing balance	(10,420)	(6,631)
Intellectual property | Intangible assets other than goodwill
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	5,850	6,481
Additions	0	0
Amortization for the year	(649)	(476)
Impairment losses recognized in income for the year	0	0
Other increases / decreases for foreign currency exchange rates	0	(155)
Other increases (decreases)	0	0
Subtotal	(649)	(631)
Closing balance	5,201	5,850
Intellectual property | Historical cost | Intangible assets other than goodwill
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	7,215
Closing balance	7,215	7,215
Intellectual property | Accumulated amortization | Intangible assets other than goodwill
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	(1,365)
Closing balance	(2,014)	(1,365)
Other intangible assets | Intangible assets other than goodwill
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	86	131
Additions	15	14
Amortization for the year	(28)	(59)
Impairment losses recognized in income for the year	0	0
Other increases / decreases for foreign currency exchange rates	(3)	0
Other increases (decreases)	0	0
Subtotal	(16)	(45)
Closing balance	70	86
Other intangible assets | Historical cost | Intangible assets other than goodwill
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	2,291
Closing balance	2,303	2,291
Other intangible assets | Accumulated amortization | Intangible assets other than goodwill
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance	(2,205)
Closing balance	$ (2,233)	$ (2,205)